Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and short-term investments (note 4)	$ 1,568	$ 461	$ 12
Receivables (note 22)	508	277	199
Income taxes receivable	42	8	104
Inventories (note 5)	1,061	578	561
Prepaid expenses	38	12	7
Current assets	3,217	1,336	883
Property, plant and equipment (note 6)	4,100	1,657	1,648
Timber licences (note 7)	368	372	380
Goodwill and other intangible assets (note 8)	2,440	591	594
Export duty deposits (note 25)	242	178	61
Other assets	58	35	20
Deferred income tax assets	8	9	8
Assets	10,433	4,178	3,594
Current liabilities
Cheques issued in excess of funds on deposit	0	0	12
Operating loans (note 12)	0	0	288
Payables and accrued liabilities (note 10)	848	389	305
Current portion of long-term debt (note 12)	0	7	7
Current portion of reforestation and decommissioning obligations (note 11)	46	34	32
Income taxes payable	312	98	0
Current liabilities	1,206	528	644
Long-term debt (note 12)	499	500	500
Other liabilities (note 11)	360	408	350
Deferred income tax liabilities (note 18)	712	264	195
Liabilities	2,777	1,700	1,689
Shareholders’ Equity
Share capital (note 14)	3,402	481	480
Retained earnings	4,503	2,237	1,697
Accumulated other comprehensive earnings	(249)	(240)	(272)
Shareholders’ equity	7,656	2,478	1,905
Liabilities and shareholders' equity	$ 10,433	$ 4,178	$ 3,594